DEBT - Lessor VIE Debt (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020	Jul. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2018
Debt Instrument [Line Items]
Loan facility			$ (1,210,279)	$ (1,651,507)
Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility			(494,366)
Hilli | Long-term debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception					$ (840,000)
Loan facility			$ (217,300)
Hilli Lessor VIE | Long-term debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan duration (in years)			8 years
Repayments of lines of credit	$ 215,200	$ 150,000
Hilli Lessor VIE | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception					$ (120,000)
Loan facility			$ (277,100)
Proceeds from lines of credit	$ 223,000	$ 150,000